STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
NOTE 12 – STOCK-BASED COMPENSATION
On June 20, 2023, the Company adopted the Drilling Tools International Corporation 2023 Omnibus Incentive Plan (the “2023 Plan”). The 2023 Plan became effective on the closing of the Merger, which also occurred on June 20, 2023. The 2023 Plan provides for the issuance of shares of Common Stock up to ten percent (10%) of the shares of outstanding Common Stock as of the closing of the Merger (which equates to 0 shares as of December 31, 2023) and automatically increases on the first trading day of each calendar year by the number of shares of Common Stock equal to three percent (3%) of the total number of outstanding Common Stock on the last day of the prior calendar year. The 2023 Plan allows for awards to be issued to employees, non-employee
directors, and consultants in the form of options, stock appreciation rights, restricted shares, restricted stock units, performance based awards, other share-based awards, other cash-based awards, or a combination of the foregoing. As of December 31, 2023, there were 2,976,854 shares of Common Stock available for issuance under the 2023 Plan.
In connection with the Merger, all outstanding options to purchase shares of DTIH common stock were canceled and exchanged for options to purchase shares of DTIC Common Stock (“Company Options”). The number of Company Options issued and the associated exercise prices were adjusted using the Common Exchange Ratio used for the Merger (see Note 3,
Merger
). As a result of the Merger, the Company issued options to purchase a total of 2,361,722 shares of the Company’s Common Stock to former holders of the DTIH stock options. The vesting schedules, remaining term, and provisions (other than the adjusted number of underlying shares and exercise prices) of the Company Options issued, are identical to the vesting schedules, remaining term, and other provisions of the DTIH stock options that were exchanged. Per a post-closing amendment, Company Options currently held by former holders of DTIH stock options are no longer subject to employment considerations.
The fair value of each stock option award is estimated on the date of grant using a Black-Scholes option valuation model. Expected volatilities are based on comparable public company data. The Company uses future estimated employee termination and forfeiture rates of the options within the valuation model. The expected term of options granted is derived using the “plain vanilla” method due to the lack of history and volume of option activity at the Company. The risk-free rate is based on the approximate U.S. Treasury yield rate in effect at the time of grant. The Company’s calculation of share price involves the use of different valuation techniques, including a combination of an income and market approach. For any grants of stock options subsequent to the Company being publicly traded, the Company will use the quoted market price as of the grant date as an input into the Black-Scholes model. Determination of the fair value is a matter of judgment and often involves the use of estimates and assumptions.
In June of 2023 and prior to the closing of the Merger, one holder of DTIH stock options elected to exercise all of such holder’s 580,000 stock options. The holder elected to net exercise, whereby the exercise price is paid in shares and additional shares are withheld for income taxes. The net exercise of the options resulted in 158,444 shares of DTIH common stock being issued prior to the Merger and subsequently canceled and exchanged for a total of 36,163 shares of DTIC Common Stock as of the date of the Merger.

The following table summarizes options outstanding, as well as activity for the year ended December 31, 2023 (prior year amounts have been converted using the conversion ratio of 0.2282 applied in the Merger):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
OUTSTANDING, December 31, 2022	2,494,097	$4.04	3.93	$11,687
Granted	—	—	—	—
Exercised	(132,375)	5.04	—	—
Forfeited	—	—	—	—
OUTSTANDING, December 31, 2023	2,361,722	4.02	3.37	—

UNVESTED, December 31, 2023	—	—	—	—

EXERCISABLE, December 31, 2023	2,361,722	4.02	3.37	—

The aggregate intrinsic value is calculated as the difference between the exercise price and the estimated fair value of the Company’s common stock as of December 31, 2023 and 2022. Due to the exercise price of the stock options exceeding the current market price of the Company’s common stock as of December 31, 2023, no intrinsic value has been realized from the exercise of stock options during the period.
During the year ended December 31, 2023, the Company recognized $1.7 million of stock-based compensation expense within selling, general, and administrative expense on the consolidated statements of income and comprehensive income related to the accelerated vesting of an executive’s 534,063 performance-based stock options. The performance conditions were satisfied upon completion of the Merger and all 534,063 performance-based stock options vested on June 20, 2023.
During the year ended December 31, 2023, the Company recognized $2.3 million of stock-based compensation expense within other expense, net on the consolidated statements of income and comprehensive income as a result of the issuance of shares in accordance with the TSA with HHLLC (see Note 3 -
Merger
).
During the year ended December 31, 2022, there was no stock-based compensation expense recognized.